Employee Benefits - Schedule of Severance Indemnity Obligations (Details)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Severance Indemnity Obligations [Abstract]
Discount rate	5.71%	5.71%
Salary increase rate	5.50%	4.50%
Payment probability	99.99%	99.99%